Business and Geographic Segment Information - Schedule of Off-Network and On-Network Revenues (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								9 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue By Service Reporting [Line Items]
Revenue	$ 652,911	$ 652,881	$ 642,446	$ 640,188	$ 643,970	$ 644,256	$ 635,286	$ 621,140	$ 1,937,783	$ 1,935,515	$ 2,588,426	$ 2,544,652	$ 2,513,039
Revenue from segments to total revenue, percentage									100.00%	100.00%	100.00%	100.00%	100.00%
On-Network Revenues [Member]
Revenue By Service Reporting [Line Items]
Revenue									1,720,750	1,714,972	2,306,827	2,280,834	2,267,744
Revenue from segments to total revenue, percentage									89.00%	89.00%	89.00%	90.00%	90.00%
On-Network Revenues [Member] | Transponder Services [Member]
Revenue By Service Reporting [Line Items]
Revenue									1,447,797	1,422,163	1,907,768	1,839,047	1,795,477
Revenue from segments to total revenue, percentage									75.00%	74.00%	74.00%	72.00%	71.00%
On-Network Revenues [Member] | Managed Services [Member]
Revenue By Service Reporting [Line Items]
Revenue									202,928	212,432	294,078	321,863	338,607
Revenue from segments to total revenue, percentage									11.00%	11.00%	11.00%	13.00%	14.00%
On-Network Revenues [Member] | Channel [Member]
Revenue By Service Reporting [Line Items]
Revenue									70,025	80,377	104,981	119,924	133,660
Revenue from segments to total revenue, percentage									4.00%	4.00%	4.00%	5.00%	5.00%
Off-Network and Other Revenues [Member]
Revenue By Service Reporting [Line Items]
Revenue									217,033	220,543	281,599	263,818	245,295
Revenue from segments to total revenue, percentage									11.00%	11.00%	11.00%	10.00%	10.00%
Off-Network and Other Revenues [Member] | Transponder Services [Member]
Revenue By Service Reporting [Line Items]
Revenue									180,665	178,942	225,328	221,663	160,660
Revenue from segments to total revenue, percentage									9.00%	9.00%	9.00%	9.00%	6.00%
Off-Network and Other Revenues [Member] | Satellite Related Services [Member]
Revenue By Service Reporting [Line Items]
Revenue									$ 36,368	$ 41,601	$ 56,271	$ 42,155	$ 84,635
Revenue from segments to total revenue, percentage									2.00%	2.00%	2.00%	1.00%	4.00%